SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2015
SHARE-BASED PAYMENT [Abstract]
SHARE-BASED PAYMENT
15.	SHARE-BASED PAYMENT

On March 28, 2011, the shareholders and board of directors of the Company approved the 2011 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company's issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

On April 8, 2011, the Company granted 13,864,000 share options to a director and employees with an exercise price of US$0.40 per share. For these awards, 5,506,600 options will be vested upon the first anniversary of the grant date, 5,225,800 options will be vested upon the second anniversary of the grant date, 1,565,800 options will be vested upon the third anniversary of the grant date, and 1,565,800 options will be vested upon the fourth anniversary of the grant date.

On April 8, 2011, the Company granted 5,003,980 and 12,600,000 share options to another director and a consultant with an exercise price of US$0.40 per share, and all were vested on the grant date.

On October 22, 2013, the Company granted 2,660,000 share options to employees with an exercise price of US$0.40 per share. For these awards, 600,000 options will be vested on 180 days after the grant date, 1,620,000 options will be vested upon the first anniversary of the grant date, 220,000 options will be vested upon the second anniversary of the grant date, and 220,000 options will be vested upon the third anniversary of the grant date.

On June 19, 2014, the Company granted 2,000,000 options to directors and 32,561,800 options to employees, with an exercise price of US$3.232 per share (US$32.32 per ADS). For awards to directors, 666,690 options will be vested on November 22, 2014, 666,690 options will be vested on November 22, 2015, and 666,620 options will be vested on November 22, 2016. For awards to employees, 5,437,820 options will be vested upon the first anniversary of the grant date, 10,843,080 options will be vested upon the second anniversary of the grant date, and 16,280,900 options will be vested upon the third anniversary of the grant date.

On June 29, 2015, the Company granted 200,000 share options to a director with an exercise price of US$1.00 per share. For these awards, 66,670 options will be vested upon the first anniversary of the grant date, 66,670 options will be vested upon the second anniversary of the grant date, and 66,660 options will be vested upon the third anniversary of the grant date.

A summary of share option activity and related information for the year ended December 31, 2015 is as follows:

Share options granted to employees and directors

	Number of option	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	US$	(Years)	US$'000

Outstanding, January 1, 2015	43,139,120	2.64	1.19	4.4
Granted	200,000	2.55	1.07
Forfeited	(6,000)	0.20	0.38
Exercised	(5,274,480)	0.30	0.34
Outstanding, December 31, 2015	38,058,640	0.90	1.24	3.33	42,285
Vested and expected to vest at December 31, 2015	37,675,960	0.91	1.53	3.31	41,593
Exercisable at December 31, 2015	9,109,351	0.57	1.02	4.04	13,103

The aggregate intrinsic value in the table above represents the difference between the fair value of Company's common share as of December 31, 2015 and the exercise price. Total intrinsic value of options granted to employees and directors exercised for the years ended December 31, 2014 and 2015 were RMB90,196 and RMB49,625 (US$7,661), respectively. No share options granted to the consultants were exercised during the years ended December 31, 2015.

On June 8, 2012 (the “First Modification Date”), the Company modified the exercise price of both vested and unvested 13,740,000 options that were previously granted to 88 employees, from US$0.4 to US$0.2. The modification was intended to provide additional incentives for these employees.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$670, which was measured as the excess of the fair value of the modified award of US$3,460 over the fair value of the original award of US$2,790 at the First Modification Date.

The total compensation cost measured at the First Modification Date was US$2,214, representing the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at the First Modification Date of US$1,544 and the incremental compensation cost resulting from the modification of US$670.

The incremental compensation cost of US$178 for vested options was recognized immediately at the First Modification Date, while the compensation cost of US$2,036 for unvested options is being amortized on an accelerated basis over the remaining vesting term of the original award.

On March 19, 2015 (the “Second Modification Date”), the Company modified the exercise price of the share options granted on June 19, 2014 from US$3.232 (US$32.32 per ADS) to US$1.00 (US$10.00 per ADS). The modification was intended to provide additional incentives for these employees.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$11,197, which was measured as the excess of the fair value of the modified award of US$15,390 over the fair value of the original award of US$4,193 at the Second Modification Date.

The total compensation cost measured at the Second Modification Date was US$39,829, representing the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at the Second Modification Date of US$28,632 and the incremental compensation cost resulting from the modification of US$11,197.

The incremental compensation cost of US$213 for vested options was recognized immediately at the Second Modification Date, while the compensation cost of US$39,616 for unvested options is being amortized on an accelerated basis over the remaining vesting term of the original award.

As of December 31, 2015, there was RMB133,322 (US$20,581) of unvested share-based compensation costs related to equity awards granted to employees and directors that is expected to be recognized over a weighted-average vesting period of 2.4 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

As the share options granted to the consultants were fully vested at the grant date, the related compensation expenses were fully recognized in the consolidated statement of comprehensive income (loss) at the grant date.

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management's expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on market yield of U.S. Treasury Bond in effect at the time of grant. The assumptions used to estimate the fair value of the share options granted are as follows:

	For the years ended December 31
	2013	2014	2015

Expected volatility	49.86%	50.39%~54.38%	51.96%~56.23%
Risk-free interest rate	2.60%	0.65%~1.64%	1.06%~1.64%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%~5.00%	0.00%
Suboptimal early exercise factor	2.2	2.2~2.8	2.8

The total fair value of the vested equity awards granted to the employees and directors during the years ended December 31, 2013, 2014 and 2015 were RMB11,457 (US$1,893), RMB21,946 (US$3,537) and RMB 63,200 (US$ 9,756), respectively.

The exercise price of options granted during the years 2014 and 2015, equaled the market price of the ordinary shares on the grant date. The weighted-average grant-date fair value per share granted to employees and directors during the year ended December 31, 2014, and 2015 were US$1.35 and US$1.07, respectively.

Total share-based compensation expenses relating to options granted to employees and directors for the years ended December 31, 2013, 2014 and 2015 are included in:

	For the year ended December 31, 2013
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	113	-	113	18
Sales and marketing	390	-	390	63
General and administrative	6,178	-	6,178	996
Service development expenses	880	-	880	142

	7,561	-	7,561	1,219

	For the year ended December 31, 2014
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	1,478	-	1,478	238
Sales and marketing	6,619	-	6,619	1,067
General and administrative	62,984	7,786	70,770	11,406
Service development expenses	11,055	-	11,055	1,782

	82,136	7,786	89,922	14,493

	For the year ended December 31, 2015
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	3,052	-	3,052	471
Sales and marketing	13,771	-	13,771	2,126
General and administrative	109,940	9,062	119,002	18,371
Service development expenses	22,804	-	22,804	3,520

	149,567	9,062	158,629	24,488